Investment in Affiliates	12 Months Ended
Dec. 31, 2013
INVESTMENT IN AFFILIATES [Abstract]
INVESTMENT IN AFFILIATES
NOTE 9: INVESTMENT IN AFFILIATES
Navios Partners
On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest.
On January 1, 2012, all of the outstanding subordinated units converted into 7,621,843 common units of Navios Partners (excluding the Series A Subordinated Units, which are a separate class of subordinated units) (“the Conversion”). The Company concluded that the Conversion resulted in a change in the form of its investment in Navios Partners that was a reconsideration event pursuant to ASC 323-10-15-16a. In connection with that reconsideration, the Company concluded that the common units of Navios Partners, which prior to January 1, 2012 did not meet the definition of common stock or “in-substance common stock,” met the definition of “in-substance common stock” starting January 1, 2012.  Although the common units continued to enjoy certain preferences by comparison to the Series A Subordinated Units, the Series A Subordinated Units constituted such a small portion of the capital structure of Navios Partners and, as such, the liquidation preference was not considered to be substantive under ASC 323-10-15-13a. In addition, at the time of the reconsideration, it was known that the Series A Subordinated Units would themselves automatically convert to common units of Navios Partners on June 29, 2012. Accordingly, the Company concluded that the risk and reward profile of the common units and Series A Subordinated Units were substantially the same in accordance with ASC 323-10-15-13b. As a result, the Company's entire investment in Navios Partners (a portion of which was previously accounted for as available-for-sale securities) is accounted for by the equity method from January 1, 2012. As a result, the carrying value of the available-for sale securities of $82,572 plus the amount reflected in other comprehensive losses of $6,158 (in each case, as of December 31, 2011) was reclassified to “Investments in Affiliates.”
On June 29, 2012, the outstanding subordinated Series A units converted into 1,000,000 shares of common units which have the same distribution rights as all other common unit holders.
In May 2012, Navios Partners completed its public offering of 4,600,000 common units. Navios Holdings paid $1,472 in order to retain its 2.0% general partner interest. Following this offering Navios Holdings' interest in Navios Partners decreased. The Company deemed that the issuance of shares qualified as a sale of shares by the equity method investee. As a result, a gain of $9,497 was recognized in “Equity in net earnings of affiliated companies”.
In February and September 2013, Navios Partners completed two public offerings in an aggregate amount of 10,925,000 common units, including the full exercise of the underwriters' overallotment options. Navios Holdings paid $3,168 in order to retain its 2.0% general partner interest. Following these offerings Navios Holdings' interest in Navios Partners decreased. The Company determined that the issuance of shares qualified as sales of shares by the equity method investee. As a result, gains of $15,991 were recognized in “Equity in net earnings of affiliated companies” for the year ended December 31, 2013.
As of December 31, 2013, Navios Holdings holds a total of 14,223,763 common units, representing a 19.6% common interest in Navios Partners and the entire investment in Navios Partners is accounted for under the equity method.
As of December 31, 2013 and 2012, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company's underlying equity in net assets of Navios Partners was $42,412 and $51,528, respectively. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Partners tangible and intangible assets.
Gains of $32,857, $36,294 and $14,962 were recognized in - "Equity in net earnings of affiliated companies” for the years ended December 31, 2013, 2012 and 2011, respectively.
As of December 31, 2013 and December 31, 2012, the carrying amount of the investment in Navios Partners accounted for under the equity method was $110,516 and $103,953, respectively.
Dividends received during the year ended December 31, 2013, 2012 and 2011 were $29,461, $27,916 and $25,640, respectively.
 Acropolis
Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of December 31, 2013 and December 31, 2012, the carrying amount of the investment was $350 and $420, respectively. Dividends received for each of the years ended December 31, 2013, 2012 and 2011 were $433, $140 and $602, respectively.
Navios Acquisition
From March 30, 2011, Navios Acquisition has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company. In February, May and September 2013, Navios Acquisition completed multiple offerings, including registered direct offerings and private placements to Navios Holdings and certain members of the management of Navios Acquisition, Navios Partners and Navios Holdings. A total of 94,097,529 shares were issued. As part of these offerings, Navios Holdings purchased in private placements an aggregate of 46,969,669 shares of Navios Acquisition common stock for $160,001. Following these offerings, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition increased and its economic interest in Navios Acquisition decreased. The Company determined that the issuance of shares qualified as sales of shares by the equity method investee. As a result, losses of $6,171 were recognized in “Equity in net earnings of affiliated companies” for the year ended December 31, 2013.

As of December 31, 2013 and 2012, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company's underlying equity in net assets of Navios Acquisition was $12,052 and $17,450, respectively. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets.
(Losses)/gains of $(20,759), $(1,070) and $6,526 were recognized in “Equity in net earnings of affiliated companies” for the years ended December 31, 2013, 2012 and 2011, respectively.

As of December 31, 2013 and December 31, 2012, the carrying amount of the investment in Navios Acquisition accounted for under the equity method was $219,664 and $92,896, respectively.
 Dividends received for each of the years ended December 31, 2013, 2012 and 2011 were $10,126, $5,202 and $3,901, respectively.
As of December 31, 2013, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 47.8% and its economic interest in Navios Acquisition was 50.5%.
Navios Europe
On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe and have ownership interests of 47.5%, 47.5% and 5.0%, respectively, which were received for nominal consideration, On December 18, 2013, Navios Europe acquired ten vessels for aggregate consideration consisting of (i) cash consideration of $127,753 (which was funded with the proceeds of a $117,753 senior loan facility (the “Senior Loan”) and loans aggregating $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe) (collectively, the “Navios Term Loans”)and (ii) the assumption of a junior participating loan facility (the "Junior Loan") with a face amount of $173,367 and fair value of $71,929 as of December 31, 2013. In addition to the Navios Term Loans, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe (in each case, in proportion to their ownership interests in Navios Europe) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans”).
On an ongoing basis, Navios Europe is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loan) according to a defined waterfall calculation as follows:
•      First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 12.7% preferred distribution on the Navios Term Loans and the Navios Revolving Loans;
•      Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan holder and (ii) the holders of the Navios Term Loans.
The Navios Term Loan will be repaid from the future sale of vessels owned by Navios Europe and is deemed to be the initial investment by Navios Holdings. Navios Holdings evaluated its investment in Navios Europe under ASC 810 and concluded that Navios Europe is a VIE and that they are not the party most closely associated with Navios Europe and, accordingly, is not the primary beneficiary of Navios Europe based on the following:

•      the power to direct the activities that most significantly impact the economic performance of Navios Europe are shared jointly between (i) Navios Holdings, Navios Acquisition and Navios Partners and (ii) and the Junior Loan holder;
•      while Navios Europe's residual is shared on an 80%/20% basis, respectively, between (i) the Junior Loan holder and (ii) Navios Holdings, Navios Acquisition and Navios Partners, the Junior Loan holder is exposed to a substantial portion of Navios Europe's risks and rewards.

Navios Holdings further evaluated its investment in the common stock of Navios Europe under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe and, therefore, its investment in Navios Europe is accounted for under the equity method.
As of December 31, 2013, the estimated maximum potential loss by Navios Holdings in Navios Europe would have been $7,410, which represents the Company's portion of the initial investment of $4,750 plus the Company's portion of the carrying balance of the Navios Revolving Loans of $2,660 and does not include the undrawn portion of the revolving loans.
For the year ended December 31, 2013, Navios Europe had minimal operations and therefore, the Company did not record any equity method investee income/(loss).
Summarized financial information of the affiliated companies is presented below:

	December 31, 2013				December 31, 2012
Balance Sheet	Navios Partners	Navios Acquisition	Acropolis	Navios Europe	Navios Partners	Navios Acquisition	Acropolis	Navios Europe
Current assets	$ 54,484	$ 120,801	$ 1,524	8,224	$ 70,033	$ 71,795	$ 1,698	—
Non-current assets	1,195,595	1,535,860	22	199,760	884,919	1,298,849	25	—
Current liabilities	15,606	65,400	370	14,792	60,276	67,828	235	—
Non-current liabilities	527,966	1,128,439	—	194,289	275,982	1,071,512	—	—

	Year December 31, 2013				Year December 31, 2012				Year December 31, 2011
Income Statement	Navios Partners	Navios Acquisition	Acropolis	Navios Europe	Navios Partners	Navios Acquisition	Acropolis	Navios Europe	Navios Partners	Navios Acquisition	Acropolis	Navios Europe
Revenue	$198,159	$ 202,397	$ 2,230	$ 1,151	$205,435	$ 151,097	$ 2,262	$-	$186,935	$ 121,925	$ 2,686	-
Net Income/(loss)	59,006	(55,690	)775	(1,097	)95,898	(3,284	)1,237	-	65,335	(3,378	)1,401	-

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